Goodwill - Key assumptions calculation of fair value less costs of disposal (Parenthetical) (Detail) - Richards Bay Minerals [member]	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of key assumptions calculation of fair value less costs of disposal [Line Items]
Increase in the discount rate applied to post-tax cash flows	8.70%	9.00%
5% decrease in the titanium slag price [member] | Titanium [member]
Disclosure of key assumptions calculation of fair value less costs of disposal [Line Items]
Percentage of decrease in the titanium slag price	5.00%
1% increase in the discount rate applied to post-tax cash flows [member]
Disclosure of key assumptions calculation of fair value less costs of disposal [Line Items]
Increase in the discount rate applied to post-tax cash flows	1.00%
10% strengthening of South African rand [member]
Disclosure of key assumptions calculation of fair value less costs of disposal [Line Items]
Strengthening percentage of the South African rand	10.00%